Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results as one operating segment. The Company has single operating entity at a single location, and all of the products are electrical products and use the similar product line and labors. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following tables present revenue for five major markets for the six months ended June 30, 2023 and 2022, respectively.

	June 30, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$5,038,977	53.32%
Poland	975,149	10.32%
Germany	814,979	8.62%
U.K.	517,598	5.48%
Mexico	394,632	4.18%

	June 30, 2022
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$6,524,707	56.84%
Germany	821,350	7.16%
Poland	762,129	6.64%
Canada	605,241	5.27%
France	513,700	4.48%